INVENTORY (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Crude oil and NGL	$ 124	$ 149
Materials, supplies and other	160	152
Total inventory	$ 284	$ 301